Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
	[1]	Communication Services—3.5%
718,350		CarGurus, Inc.	$ 11,809,674
9,762		Cinemark Holdings, Inc.	165,337
313,581		Eventbrite, Inc.	2,279,734
13,192		EverQuote, Inc.	91,948
41,535		Iridium Communications, Inc.	2,636,227
266,546		Vimeo Holdings, Inc.	876,936
34,828		Yelp, Inc.	1,042,054
		TOTAL	18,901,910
		Consumer Discretionary—11.0%
27,835		Bloomin Brands, Inc.	689,473
61,374	[1]	Chegg, Inc.	1,103,505
399,544		Clarus Corp.	3,887,563
17,068	[1]	Coursera, Inc.	212,326
2,461	[1]	Crocs, Inc.	304,352
31,511	[1,2]	Duolingo, Inc.	4,290,538
60,344	[1]	GoPro, Inc.	258,272
227,956	[1,2]	Groupon, Inc.	816,082
124,618	[1]	Inspired Entertainment, Inc.	1,595,110
80,961		International Game Technology PLC	2,278,243
93,644	[1,2]	Kirkland’s, Inc.	285,614
32,920	[1]	MCBC Holdings, Inc.	963,568
46,983		Murphy USA, Inc.	12,931,131
102,124	[1,2]	Red Robin Gourmet Burgers	1,334,761
8,324		Red Rock Resorts, Inc.	406,211
203,246	[1]	Revolve Group, Inc.	4,197,030
628,022	[1]	Rush Street Interactive, Inc.	1,953,148
27,360	[1,2]	Target Hospitality Corp.	345,010
79,313		Texas Roadhouse, Inc.	8,773,604
82,552		Upbound Group, Inc.	2,200,836
14,591	[1]	Visteon Corp.	2,048,431
26,900		Wingstop, Inc.	5,382,959
50,262	[1,2]	Workhorse Group, Inc.	47,357
235,984	[1,2]	WW International, Inc.	1,970,466
50,238	[1]	Xponential Fitness, Inc.	1,661,873
		TOTAL	59,937,463
		Consumer Staples—5.9%
80,473		Cal-Maine Foods, Inc.	3,822,467
9,354		Coca-Cola Bottling Co.	5,513,809
148,540	[1]	elf Beauty, Inc.	13,778,570
28,432	[1]	Herbalife Ltd.	422,500
12,600		Natural Grocers by Vitamin Cottage, Inc.	135,954
144,868	[1]	Sprouts Farmers Market, Inc.	5,021,125
48,041		Turning Point Brands, Inc.	1,142,895
180,703	[1]	Vital Farms, Inc.	2,327,455
		TOTAL	32,164,775
		Energy—7.0%
51,189	[1]	Amplify Energy Corp.	353,716

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
105,800	[1]	Borr Drilling Ltd.	$ 735,310
46,250		Cactus, Inc.	1,872,200
43,462	[1]	Callon Petroleum Corp.	1,440,331
1,771		Chord Energy Corp.	252,066
26,526		CONSOL Energy, Inc.	1,574,053
93,200		Delek US Holdings, Inc.	2,027,100
15,768	[1]	Golar LNG Ltd.	357,934
73,197		Liberty Energy, Inc.	937,653
10,373		Matador Resources Co.	508,588
3,090	[1]	Nabors Industries Ltd.	308,197
63,548	[1]	Nextier Oilfield Solutions, Inc.	513,468
150,294	[1]	Oceaneering International, Inc.	2,664,713
99,690		PBF Energy, Inc.	3,475,193
96,661		SM Energy Co.	2,714,241
176,110	[1]	Talos Energy, Inc.	2,400,379
159,710	[1]	US Silica Holdings, Inc.	2,084,215
59,603	[1]	Vital Energy, Inc.	2,773,328
175,536	[1]	Weatherford International PLC	11,344,892
		TOTAL	38,337,577
		Financials—5.8%
332,893	[1]	AvidXchange Holdings, Inc.	2,473,395
7,996		Brightsphere Investment Group, Inc.	180,550
117,967	[1]	Cantaloupe, Inc.	649,998
5,529	[1]	Coastal Financial Corp.	200,426
429,579	[1]	Green Dot Corp.	7,384,463
7,171		Guaranty Bancshares, Inc.	172,893
12,891		Hometrust Bancshares, Inc.	269,035
12,663		Kinsale Capital Group, Inc.	4,137,129
102,625	[1]	LendingTree, Inc.	2,445,554
171,259		Live Oak Bancshares, Inc.	4,034,862
58,869	[1,2]	NerdWallet, Inc.	798,852
107,895	[1]	PROG Holdings, Inc.	3,261,666
174,308	[1]	Remitly Global, Inc.	2,928,374
13,212		RLI Corp.	1,837,128
293,077	[1]	SelectQuote, Inc.	310,662
29,272	[1]	StoneCo Ltd.	360,631
		TOTAL	31,445,618
		Health Care—22.6%
334,967	[1]	ADMA Biologics, Inc.	1,122,139
962,850	[1,2]	Akebia Therapeutics, Inc.	874,749
223,967	[1]	Alector, Inc.	1,478,182
95,601	[1]	Alkermes, Inc.	2,729,409
512,096	[1]	Allakos, Inc.	2,176,408
48,180	[1]	Alphatec Holdings, Inc.	695,719
51,800	[1]	Alx Oncology Holdings, Inc.	307,692
25,489	[1]	AMN Healthcare Services, Inc.	2,200,975
105,997	[1]	Amphastar Pharmaceuticals, Inc.	3,791,513
25,709	[1]	Apellis Pharmaceuticals, Inc.	2,144,902
362,368	[1]	Assembly Biosciences, Inc.	376,863
39,051	[1]	Atara Biotherapeutics, Inc.	105,828
597,024	[1]	Atea Pharmaceuticals, Inc.	1,952,269
124,156	[1]	Bridgebio Pharma, Inc.	1,802,745

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
122,371	[1,2]	Cano Health, Inc.	$ 141,950
27,744	[1]	CareDx, Inc.	224,449
40,621	[1]	Catalyst Pharmaceutical Partners, Inc.	646,686
1,028,981	[1]	Codexis, Inc.	4,033,606
25,823	[1]	Collegium Pharmaceutical, Inc.	600,901
402,997	[1]	Community Health Systems, Inc.	2,555,001
180,125	[1]	Cross Country Healthcare, Inc.	3,959,148
42,600	[1]	Eagle Pharmaceuticals, Inc.	1,196,208
1,810		Ensign Group, Inc.	175,733
43,737	[1,2]	EyePoint Pharmaceuticals, Inc.	274,668
778,717	[1]	Fate Therapeutics, Inc.	4,726,812
50,070	[1]	FibroGen, Inc.	857,198
442,616	[1,2]	Gossamer Bio, Inc.	570,975
11,557	[1]	Haemonetics Corp.	967,436
14,950	[1]	Harmony Biosciences Holdings, Inc.	481,988
255,696	[1]	Hims & Hers Health, Inc.	2,963,517
116,519	[1,2]	Innovage Holding Corp.	711,931
17,147	[1]	Inogen, Inc.	228,227
68,979	[1]	Intercept Group, Inc.	1,194,716
122,812	[1,2]	Kronos Bio, Inc.	202,640
96,770	[1]	Lantheus Holdings, Inc.	8,268,997
34,507	[1]	Ligand Pharmaceuticals, Inc., Class B	2,634,609
59,133	[1]	Livanova PLC	2,832,471
252,717	[1]	MacroGenics, Inc.	1,741,220
5,082	[1]	Medpace Holdings, Inc.	1,017,111
467,381	[1]	MiMedx Group, Inc.	1,790,069
289,841	[1]	NanoString Technologies, Inc.	2,840,442
111,621	[1]	NeoGenomics, Inc.	1,631,899
140,028	[1]	Nevro Corp.	4,098,620
374,788	[1]	NextCure, Inc.	565,930
9,342	[1]	NextGen Healthcare, Inc.	156,385
313,637	[1]	NGM Biopharmaceuticals, Inc.	1,414,503
3,983	[1]	NuVasive, Inc.	171,428
57,168	[1]	Omnicell, Inc.	3,474,099
252,548	[1]	OptimizeRX Corp.	3,795,796
567,370	[1]	Organogenesis Holdings, Inc.	1,163,109
91,091		Owens & Minor, Inc.	1,415,554
109,191	[1]	Pacira BioSciences, Inc.	4,947,444
49,208	[1]	PetIQ, Inc.	580,162
73,305	[1]	PhenomeX, Inc.	85,767
77,324	[1]	Pliant Therapeutics, Inc.	2,184,403
382,195	[1,2]	Praxis Precision Medicines, Inc.	397,483
65,457	[1]	Privia Health Group, Inc.	1,808,577
7,997	[1]	PTC Therapeutics, Inc.	440,955
189,865	[1]	Puma Biotechnology, Inc.	508,838
16,595	[1]	Reata Pharmaceuticals, Inc.	1,640,582
33,579	[1]	Relmada Therapeutics, Inc.	84,619
28,922	[1]	Revance Therapeutics, Inc.	920,587
466,697	[1]	Sangamo BioSciences, Inc.	686,045
1,509,705	[1]	Siga Technologies, Inc.	8,801,580
229,624	[1,2]	Tabula Rasa HealthCare, Inc.	1,244,562
188,671	[1]	Tactile Systems Technology, Inc.	3,439,472

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
191,814	[1]	The Joint Corp.	$ 3,028,743
12,460	[1]	TransMedics Group, Inc.	985,586
117,928	[1]	Vanda Pharmaceuticals, Inc.	724,078
162,779	[1]	Viewray, Inc.	192,079
24,453	[1,2]	Viridian Therapeutics, Inc.	685,418
313,875	[1]	Voyager Therapeutics, Inc.	2,275,594
		TOTAL	123,147,999
		Industrials—18.2%
5,931	[1]	Allegiant Travel Co.	616,290
48,837		Apogee Enterprises, Inc.	2,078,503
41,718	[1]	ASGN, Inc.	2,986,592
86,827	[1]	Atkore, Inc.	10,968,855
9,023	[1]	Beacon Roofing Supply, Inc.	543,004
128,451		Boise Cascade Co.	8,774,488
9,413	[1]	CBIZ, Inc.	495,971
18,790	[1]	Cimpress PLC	976,140
16,122	[1]	CIRCOR International, Inc.	448,836
10,428		Comfort Systems USA, Inc.	1,558,882
46,338		Emcor Group, Inc.	7,923,798
85,555	[1,2]	Energy Vault Holdings, Inc.	144,588
42,518	[1]	Exlservice Holding, Inc.	7,584,361
2,167		Exponent, Inc.	199,472
5,298	[1]	Fluor Corp.	153,960
118,661	[1]	Forrester Research, Inc.	3,671,371
108,824	[1]	Franklin Covey Co.	3,996,017
149,260	[1,2]	Fuelcell Energy, Inc.	280,609
105,725	[1]	GMS, Inc.	6,138,393
788,326		GrafTech International Ltd.	3,713,015
6,407		H&E Equipment Services, Inc.	233,855
426,003	[1]	Harsco Corp.	2,926,641
124,626		Healthcare Services Group, Inc.	1,945,412
102,121		Heidrick & Struggles International, Inc.	2,564,258
22,700	[1]	HireRight Holdings Corp.	240,620
34,468	[1]	Huron Consulting Group, Inc.	2,922,542
2,517		ICF International, Inc.	286,938
244,205	[1]	JELD-WEN Holding, Inc.	3,120,940
2,433		John Bean Technologies Corp.	264,491
38,602		KForce Com, Inc.	2,282,922
127,805	[1]	Legalzoom.com, Inc.	1,198,811
7,562	[1]	Liquidity Services, Inc.	98,835
2,554	[1]	Masonite International Corp.	233,461
196,159	[1]	Mistras Group, Inc.	1,592,811
147,862	[1]	MRC Global, Inc.	1,440,176
13,214	[1]	MYR Group, Inc.	1,691,260
5,922	[1]	Proto Labs, Inc.	170,376
9,009		Tennant Co.	688,468
110,389		Terex Corp.	4,922,246
18,256		Universal Truckload Services, Inc.	467,354
25,496		Veritiv Corp.	2,928,726
24,264		Watts Industries, Inc., Class A	3,924,217
8,215	[1]	Willdan Group, Inc.	120,350
		TOTAL	99,518,855

Shares			Value
		COMMON STOCKS—continued
		Information Technology—16.7%
529,342	[1]	8x8, Inc.	$ 1,519,211
46,904		American Software, Inc., Class A	560,034
39,323	[1]	Box, Inc.	1,040,487
436,794	[1]	Brightcove, Inc.	1,808,327
60,531	[1,2]	Coda Octopus Group, Inc.	483,643
173,327	[1,2]	Diebold Nixdorf, Inc.	139,858
273,386	[1]	Digital Turbine, Inc.	3,206,818
98,504	[1]	Everbridge, Inc.	2,588,685
52,297	[1]	Extreme Networks, Inc.	929,841
19,435	[1]	Fabrinet	1,845,353
186,424	[1]	Faro Technologies, Inc.	4,353,000
59,222	[1]	Harmonic Lightwaves, Inc.	834,438
59,546	[1]	Identive Group, Inc.	327,503
39,183	[1]	Impinj, Inc.	3,464,169
35,216		Information Services Group, Inc.	179,249
190,155	[1]	Intapp, Inc.	7,667,050
514,747	[1]	LivePerson, Inc.	2,383,279
179,916	[1]	MaxLinear, Inc.	4,341,373
210,423	[1]	Mitek Systems, Inc.	1,898,015
162,098	[1]	Model N, Inc.	4,992,618
447,724	[1]	ON24, Inc.	3,895,199
90,003	[1]	Q2 Holdings, Inc.	2,215,874
41,738	[1]	Qualys, Inc.	4,713,890
131,013	[1]	Rimini Street, Inc.	489,989
160,035		Sapiens International Corp. NV	3,221,504
142,210	[1]	Secureworks Corp.	1,289,845
324,595	[1]	Semtech Corp.	6,326,356
184,737	[1]	Squarespace, Inc.	5,745,321
7,713	[1]	Synaptics, Inc.	683,063
769,991	[1]	Telos Corp.	1,308,985
663,836	[1]	Unisys Corp.	2,130,914
284,103	[1]	Varonis Systems, Inc.	6,579,825
37,622	[1]	Viavi Solutions, Inc.	337,093
900,573	[1]	Yext, Inc.	7,907,031
		TOTAL	91,407,840
		Materials—4.2%
95,844	[1]	ATI, Inc.	3,701,495
23,500		Commercial Metals Corp.	1,097,215
13,258	[1]	Constellium SE	196,881
23,633		Koppers Holdings, Inc.	775,399
41,719		Kronos Worldwide, Inc.	387,987
429,656	[1]	LSB Industries, Inc.	3,836,828
18,860		Myers Industries, Inc.	357,397
167,771	[1]	O-I Glass, Inc.	3,769,814
14,261		Orion Engineered Carbons S.A.	345,259
86,100	[1,3]	Rentech, Inc.	0
45,725		Ryerson Holding Corp.	1,727,033
95,600		Sylvamo Corp.	4,380,392
70,827		Warrior Met Coal, Inc.	2,448,490
		TOTAL	23,024,190
		Real Estate—2.2%
8,756		Innovative Industrial Properties, Inc.	600,224

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
37,421		Marcus & Millichap Co., Inc.	$ 1,177,639
404,200		Newmark Group, Inc.	2,562,628
452,778	[1,2]	Redfin Corp.	3,373,196
194,694		RMR Group, Inc./The	4,623,982
		TOTAL	12,337,669
		Utilities—0.9%
114,856		Clearway Energy, Inc.	3,328,527
22,262	[2]	Otter Tail Corp.	1,601,751
		TOTAL	4,930,278
		TOTAL COMMON STOCKS (IDENTIFIED COST $520,234,816)	535,154,174
		INVESTMENT COMPANIES—3.9%
10,887,720		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[4]	10,887,720
10,190,712		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[4]	10,189,693
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,076,953)	21,077,413
		TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $541,311,769)	556,231,587
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[5]	(10,435,623)
		TOTAL NET ASSETS—100%	$545,795,964
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2023, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income*
Health Care:
Alector, Inc.**	$8,176,082	$828,972	$(6,215,969)	$2,968,848	$(4,279,751)	$1,478,182	223,967	$—
Amphastar Pharmaceuticals, Inc.	$1,033,497	$2,746,928	$(206,012)	$141,302	$75,798	$3,791,513	105,997	$—
Siga Technologies, Inc.	$—	$9,799,470	$—	$(997,890)	$—	$8,801,580	1,509,705	$—
Information Technology:
Brightcove, Inc.**	$5,844,048	$—	$(3,009,700)	$872,353	$(1,898,374)	$1,808,327	436,794	$—
Affiliated issuers no longer in the portfolio at period end	$3,247,541	$—	$(4,247,295)	$1,697,165	$(697,411)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$18,301,168	$13,375,370	$(13,678,976)	$4,681,778	$(6,799,738)	$15,879,602	2,276,463	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2022	$25,008,151	$8,511,854	$33,520,005
Purchases at Cost	$115,703,186	$111,596,060	$227,299,246
Proceeds from Sales	$(129,823,617)	$(109,895,665)	$(239,719,282)
Change in Unrealized Appreciation/Depreciation	$—	$(26,790)	$(26,790)
Net Realized Gain/(Loss)	$—	$4,234	$4,234
Value as of 4/30/2023	$10,887,720	$10,189,693	$21,077,413
Shares Held as of 4/30/2023	10,887,720	10,190,712	21,078,432
Dividend Income	$444,947	$300,364	$745,311

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$9,824,033	$10,887,720

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$506,965,989	$—	$0	$506,965,989
International	28,188,185	—	—	28,188,185
Investment Companies	21,077,413	—	—	21,077,413
TOTAL SECURITIES	$556,231,587	$—	$0	$556,231,587